Subsequent Events (Detail Textuals) $ / shares in Units, $ in Millions	Jan. 03, 2022 USD ($) shares	Jan. 03, 2022 ₪ / shares	Jan. 03, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Subsequent Event [Line Items]
Number of common shares called by warrants | shares				19,604,239
Exercise price of warrants | $ / shares				$ 0.01
Subsequent event | Shopify
Subsequent Event [Line Items]
Amount of asset expected to be recognized related to warrants | $			$ 71
Number of warrants for which assets expected to be recognized | shares	1,289,064
Number of warrants for which future expense to be recognized | shares	738,081
Unrecognized future expenses for warrants | $	$ 41
Recognition period for future expense of warrants	4 years
Subsequent event | Shopify | Vested on the date of the agreement
Subsequent Event [Line Items]
Number of common shares called by warrants | shares			1,289,064
Exercise price of warrants | $ / shares			$ 0.01
Subsequent event | Shopify | Vest upon certain performance milestones
Subsequent Event [Line Items]
Number of common shares called by warrants | shares			738,081
Exercise price of warrants | ₪ / shares		₪ 0.01
Subsequent event | Flow Commerce Inc
Subsequent Event [Line Items]
Maximum consideration transferred | $	$ 500
Base consideration | $			$ 425
Maximum potential additional consideration | $			$ 75